SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2025
Stockholders' Equity Note [Abstract]
Schedule of Stock by Class

	Year ended December 31,
	2025	2024	2023

Cost of revenues	$13,915	$14,146	$15,013
Research and development	127,503	126,462	119,482
Selling and marketing	36,971	38,755	41,277
General and administrative	58,987	61,358	48,853

Total share-based compensation expense	$237,376	$240,721	$224,625

Share-based Payment Arrangement, Option, Activity

	Number of options	Weighted average exercise price	Weighted Average remaining contractual term (in years)	Aggregate intrinsic value

Balance at December 31, 2024	3,165,633	$107.86	4.38	$355,730

Granted	43,361	213.99
Exercised	(527,541)	49.98
Forfeited	(5,559)	135.53

Balance at December 31, 2025	2,675,894	120.93	3.81	47,603

Exercisable at December 31, 2025	2,564,968	119.34	3.63	46,946

Vested and expected to vest at December 31, 2025	2,672,608	$120.92	3.81	$47,527

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions

	Year ended December 31,
	2025	2024	2023

Expected volatility	56.26%-59.53%	58.16%-59.04%	59.91%
Expected dividends	0%	0%	0%
Expected term (in years)	5.12-5.18	5.10-5.16	5.05
Risk free rate	3.70%-4.31%	4.08%-4.45%	4.11%

The following table sets forth the parameters used in computation of the ESPP for the years ended December 31, 2025, 2024 and 2023:

	Year ended December 31,
	2025	2024	2023

Expected volatility	40.52%-52.19%	34.52%-43.55%	50.40%-67.14%
Expected dividends	0%	0%	0%
Expected term (in years)	0.5	0.5	0.5
Risk free rate	3.98%-4.21%	4.84%-5.27%	5.17%-5.47%

Share-Based Compensation Arrangement By Share-Based Payment Award, Option Summary Of Option Data

	Year ended December 31,
	2025	2024	2023

Weighted-average grant date fair value of options granted, per option	$127.95	$78.15	$84.97
Total intrinsic value of the options exercised	$55,684	$102,390	$19,450

Share-based Payment Arrangement, Option, Exercise Price Range

Exercise price (range)	Options outstanding as of December 31, 2025	Weighted average remaining contractual term	Options exercisable as of December 31, 2025	Weighted average remaining contractual term
		(years)		(years)

0-55.86	419,493	1.32	413,320	1.21
55.87-61.95	454,421	2.12	454,421	2.12
61.96-101.67	191,664	4.92	190,712	4.91
101.68-102.67	382,311	3.12	382,311	3.12
102.68-132.55	135,487	6.78	92,906	6.24
132.56-139	267,236	6.11	246,531	6.11
139.01-143.13	374,405	4.14	374,405	4.14
143.14-251.67	62,391	7.57	21,876	4.74
251.68-260.88	366,849	5.11	366,849	5.11
260.89-353.09	21,637	5.01	21,637	5.01

	2,675,894	3.81	2,564,968	3.63

Schedule of Nonvested Restricted Stock Units Activity

	Number of shares	Weighted average grant date fair value per share

Unvested as of December 31, 2024	3,343,704	$116.59

Granted	1,894,096	169.7
Vested	(1,636,925)	125.29
Forfeited	(261,575)	129.14

Unvested as of December 31, 2025	3,339,300	$141.60

Schedule of Total Accumulated Other Comprehensive Loss, Net

	Year ended December 31, 2025
	Unrealized gain (losses) on marketable securities	Unrealized gain (losses) on cash flow hedges	Total

Beginning balance, net	$(326)	$7,568	$7,242
Other comprehensive income before reclassifications, net	331	44,537	44,868
Amounts reclassified from accumulated other comprehensive income to earnings:
Cost of revenues	—	(1,563)	(1,563)
Research and development, net	—	(20,206)	(20,206)
Selling and marketing	—	(6,995)	(6,995)
General and administrative	—	(4,401)	(4,401)
Financial expenses, net	(1)	—	(1)
Tax effect on other comprehensive income	(40)	(1,365)	(1,405)

Total accumulated other comprehensive income (loss), net	$(36)	$17,575	$17,539
NOTE 13:-    SHAREHOLDERS' EQUITY (Cont.)

	Year ended December 31, 2024
	Unrealized gain (losses) on marketable securities	Unrealized gain (losses) on cash flow hedges	Total

Beginning balance, net	$(3,096)	$7,288	$4,192
Other comprehensive income (loss) before reclassifications, net	2,736	(7,138)	(4,402)
Amounts reclassified from accumulated other comprehensive income (loss) to earnings:
Cost of revenues	—	360	360
Research and development, net	—	4,475	4,475
Selling and marketing	—	1,598	1,598
General and administrative	—	1,023	1,023
Financial income, net	(10)	—	(10)
Tax effect on other comprehensive income	44	(38)	6

Total accumulated other comprehensive income (loss), net	$(326)	$7,568	$7,242